Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year(1)	Summary Compensation Table Total for Current PEO ($)	Summary Compensation Table Total for Former PEO ($)	Compensation Actually Paid to Current PEO ($)(1)	Compensation Actually Paid to Former PEO ($)(1)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)	Value of Initial Fixed $100 Investment Based on: Total Shareholder Return ($)(2)	Net Income ($)
2025	$1,030,992	$—	$1,064,807	$—	$702,182	$705,939	$160.22	$12,551,000
2024	$871,000	$191,000	$961,000	$(568,000)	$717,000	$807,000	$90.32	$12,512,000
2023	$410,000	$1,060,000	$266,000	$796,000	$352,000	$(92,000)	$74.19	$4,516,000

Named Executive Officers, Footnote	Amounts represent compensation “actually paid” to our Principal Executive Officer (“PEO”) and the average compensation actually paid to our remaining Named Executive Officers for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	Current PEO	Former PEO	Non-PEO NEOs
2025	Christopher J. Reedy		Tad M. McMahon, Joe Aric Peters
2024	Christopher J. Reedy	Clark D. Stewart	Tad M. McMahon, Joe Aric Peters
2023	Christopher J. Reedy	Clark D. Stewart	Tad M. McMahon, Craig D. Stewart

Adjustment To PEO Compensation, Footnote
Compensation actually paid to our Named Executive Officers represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2023			2024			2025
Adjustments	Current PEO	Former PEO	Average non- PEO NEOs	Current PEO	Former PEO	Average non- PEO NEOs	Current PEO	Average non- PEO NEOs
Increase/deduction for Awards Granted during Prior FYs that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$(144,000)	$(264,000)	$(72,000)	$60,000	$-	$60,000	$33,815	$3,757
Increase/deduction for Awards Granted during Prior FYs that were Outstanding and Vested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	-	-	-	30,000	-	30,000	-	-
Deduction of ASC 718 Fair Value of Awards Granted during Prior FYs that were Forfeited during Applicable FY, determined as of Prior FY End (3)(4)	-	-	(377,000)	-	(759,000)	-	-	-
TOTAL ADJUSTMENTS	$(144,000)	$(264,000)	$(449,000)	$90,000	$(759,000)	$90,000	$33,815	$3,757
(3)800,000 shares of restricted stock forfeited by Craig Stewart upon termination of employment occurring on January 20, 2023, valued at $0.93 per share (the closing price of the Company’s common stock on April 29, 2022).
(4)1,100,000 shares of restricted stock forfeited by Clark D. Stewart upon termination of employment on May 9, 2023, valued at $0.69 per share (the closing price of the Company's common stock on April 28, 2023).

Non-PEO NEO Average Total Compensation Amount	$ 702,182	$ 717,000	$ 352,000
Non-PEO NEO Average Compensation Actually Paid Amount	$ 705,939	807,000	(92,000)
Adjustment to Non-PEO NEO Compensation Footnote
Compensation actually paid to our Named Executive Officers represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2023			2024			2025
Adjustments	Current PEO	Former PEO	Average non- PEO NEOs	Current PEO	Former PEO	Average non- PEO NEOs	Current PEO	Average non- PEO NEOs
Increase/deduction for Awards Granted during Prior FYs that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$(144,000)	$(264,000)	$(72,000)	$60,000	$-	$60,000	$33,815	$3,757
Increase/deduction for Awards Granted during Prior FYs that were Outstanding and Vested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	-	-	-	30,000	-	30,000	-	-
Deduction of ASC 718 Fair Value of Awards Granted during Prior FYs that were Forfeited during Applicable FY, determined as of Prior FY End (3)(4)	-	-	(377,000)	-	(759,000)	-	-	-
TOTAL ADJUSTMENTS	$(144,000)	$(264,000)	$(449,000)	$90,000	$(759,000)	$90,000	$33,815	$3,757
(3)800,000 shares of restricted stock forfeited by Craig Stewart upon termination of employment occurring on January 20, 2023, valued at $0.93 per share (the closing price of the Company’s common stock on April 29, 2022).
(4)1,100,000 shares of restricted stock forfeited by Clark D. Stewart upon termination of employment on May 9, 2023, valued at $0.69 per share (the closing price of the Company's common stock on April 28, 2023).

Total Shareholder Return Amount	$ 160.22	90.32	74.19
Net Income (Loss)	$ 12,551,000	12,512,000	4,516,000
Additional 402(v) Disclosure	Calculated as 100 dollars invested in the Company’s common stock on April 29, 2022 at $0.93 per share, $0.69 per share on April 28, 2023, $0.84 per share on April 30, 2024 and $1.49 per share on April 30, 2025.
Reedy [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,030,992	871,000	410,000
PEO Actually Paid Compensation Amount	1,064,807	961,000	266,000
Stewart [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		191,000	1,060,000
PEO Actually Paid Compensation Amount		(568,000)	796,000
PEO | Reedy [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	33,815	90,000	(144,000)
PEO | Reedy [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	33,815	60,000	(144,000)
PEO | Reedy [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	30,000	0
PEO | Reedy [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Stewart [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(759,000)	(264,000)
PEO | Stewart [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	(264,000)
PEO | Stewart [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
PEO | Stewart [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(759,000)	0
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,757	90,000	(449,000)
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,757	60,000	(72,000)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	30,000	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ (377,000)